Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net profit for the year	RM 7,165,510	$ 1,602,879	RM 4,656,301	RM 2,363,584
Adjustments to reconcile net profit to net cash used in operating activities:
Depreciation	1,687,992	377,593	1,639,079	1,260,586
Amortization	55,256	12,360	102,379	164,345
Provisions	(52,927)	(11,839)	401,600	92,680
Imputed interest of lease liability	10,090	2,257	13,035	13,066
Finance costs	262,176	58,647	164,491	36,399
Overdraft charges	111,620	24,969	59,964	44,250
Gain on disposal of subsidiary			(662,701)
Income tax expenses	2,372,883	530,799	1,366,789	845,245
Lease discount				(1,913)
Gain on termination of lease			(4,001)	(1,651)
Reversal of for expected credit loss			(90,205)	(48,523)
Operating cash flows before movements in working capital	11,612,600	2,597,665	7,646,731	4,768,068
Trade receivables	(6,418,937)	(1,435,875)	(1,139,340)	(239,987)
Other receivables	3,208,914	717,814	(6,032,450)	(11,000)
Other payables	479,896	107,350	225,925	382,305
Trade payables	(423,787)	(94,798)	(35,382)	(1,887,984)
Deferred revenue	(2,691,244)	(602,014)	1,823,535	844,599
Cash generated from operations	5,767,442	1,290,142	2,489,019	3,856,001
Income tax paid	(2,700)	(604)	(29,843)
Net cash provided by operating activities	5,764,742	1,289,538	2,459,176	3,856,001
Investing activities
Purchase of plant and equipment	(4,894,732)	(1,094,920)	(5,524,353)	(4,727,382)
Loss of cash on disposal of subsidiary			(27,620)
Net cash used in investing activities	(4,894,732)	(1,094,920)	(5,551,973)	(4,727,382)
Financing activities
Issuance of share capital			645,380
Repayment of lease liabilities	(57,084)	(12,769)	(104,784)	(197,553)
Proceeds from bank loans	1,000,000	223,693	2,699,992	350,000
Repayment of bank loans	(646,754)	(144,675)	(330,610)	(74,487)
Loan interest paid	(262,176)	(58,647)	(164,491)	(36,399)
Overdraft charges paid	(111,620)	(24,969)	(59,964)	(44,250)
Increase in fixed deposits	(43,174)	(9,658)	(807,093)	(104,163)
(Advance to)/Repayment from related parties			1,063,118	(36,249)
Repayment from/(Repayment to) shareholders	(886)	(198)	30,852	222,701
Repayment from/(Repayment to) directors	(137,181)	(30,686)	550,351	563,857
Net cash provided by/(used in) financing activities	(258,875)	(57,909)	3,522,751	643,457
Net change in cash and cash equivalents	611,135	136,709	429,954	(227,924)
Cash and cash equivalents at beginning of year	(241,006)	(53,913)	(670,960)	(443,036)
Cash and cash equivalents at end of year	RM 370,129	$ 82,796	RM (241,006)	RM (670,960)